Inventories - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Inventories [Abstract]
Cost of goods sold to write-down certain inventories	$ 6	$ 1	$ 23	$ 30